Strive 500 ETF
Schedule of Investments
October 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.4%
Advertising - 0.1%
1,432	Omnicom Group, Inc.	$107,271
3,298	Trade Desk, Inc. - Class A (a)	234,026
		341,297
Aerospace & Defense - 1.7%
527	Axon Enterprise, Inc. (a)	107,766
4,165	Boeing Co. (a)	778,105
1,735	General Dynamics Corp.	418,673
302	HEICO Corp.	47,840
544	HEICO Corp. - Class A	69,159
3,036	Howmet Aerospace, Inc.	133,887
1,400	L3Harris Technologies, Inc.	251,174
1,939	Lockheed Martin Corp.	881,547
1,120	Northrop Grumman Corp.	528,002
11,000	RTX Corp.	895,290
391	TransDigm Group, Inc. (a)	323,783
		4,435,226
Agricultural & Farm Machinery - 0.3%
2,028	Deere & Co.	740,950
Agricultural Products & Services - 0.1%
4,252	Archer-Daniels-Midland Co.	304,316
Air Freight & Logistics - 0.5%
1,200	Expeditors International of Washington, Inc.	131,100
1,715	FedEx Corp.	411,772
5,466	United Parcel Service, Inc. - Class B	772,072
		1,314,944
Apparel Retail - 0.4%
2,496	Ross Stores, Inc.	289,461
8,630	TJX Cos., Inc.	760,044
		1,049,505
Apparel, Accessories & Luxury Goods - 0.1%
897	Lululemon Athletica, Inc. (a)	352,952
Application Software - 3.0%
3,426	Adobe, Inc. (a)	1,822,838
642	Ansys, Inc. (a)	178,643
204	Aspen Technology, Inc. (a)	36,261
1,119	Atlassian Corp. - Class A (a)	202,136
1,600	Autodesk, Inc. (a)	316,208
1,600	Bentley Systems, Inc. - Class B	77,824
2,094	Cadence Design Systems, Inc. (a)	502,246
2,131	Datadog, Inc. - Class A (a)	173,613
186	Fair Isaac Corp. (a)	157,332
337	HubSpot, Inc. (a)	142,810

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Application Software - 3.0% (cont’d)
2,038	Intuit, Inc.	1,008,708
13,332	Palantir Technologies, Inc. - Class A (a)	197,314
800	Roper Technologies, Inc.	390,856
7,215	Salesforce, Inc. (a)	1,448,988
1,200	Splunk, Inc. (a)	176,592
1,117	Synopsys, Inc. (a)	524,364
296	Tyler Technologies, Inc. (a)	110,378
1,516	Workday, Inc. - Class A (a)	320,952
1,869	Zoom Video Communications, Inc. - Class A (a)	112,103
		7,900,166
Asset Management & Custody Banks - 1.0%
800	Ameriprise Financial, Inc.	251,656
1,038	Ares Management Corp. - Class A	102,336
5,830	Bank of New York Mellon Corp.	247,775
1,104	BlackRock, Inc.	675,957
5,409	Blackstone, Inc.	499,521
3,200	Blue Owl Capital, Inc.	39,456
2,200	Franklin Resources, Inc.	50,138
4,810	KKR & Co., Inc.	266,474
1,537	Northern Trust Corp.	101,304
2,600	State Street Corp.	168,038
1,649	T. Rowe Price Group, Inc.	149,235
		2,551,890
Automobile Manufacturers - 1.8%
29,200	Ford Motor Co.	284,700
10,247	General Motors Co.	288,965
5,572	Lucid Group, Inc. (a)(c)	22,957
4,938	Rivian Automotive, Inc. - Class A (a)	80,094
20,722	Tesla, Inc. (a)	4,161,806
		4,838,522
Automotive Parts & Equipment - 0.1%
2,102	Aptiv PLC ADR (a)(b)	183,294
623	Mobileye Global, Inc. - Class A (a)(c)	22,222
		205,516
Automotive Retail - 0.3%
128	AutoZone, Inc. (a)	317,072
445	O'Reilly Automotive, Inc. (a)	414,046
		731,118
Biotechnology - 2.2%
13,295	AbbVie, Inc.	1,876,988
917	Alnylam Pharmaceuticals, Inc. (a)	139,201
4,000	Amgen, Inc.	1,022,800
1,046	Biogen, Inc. (a)	248,467

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Biotechnology - 2.2% (cont’d)
1,400	BioMarin Pharmaceutical, Inc. (a)	114,030
9,254	Gilead Sciences, Inc.	726,809
1,400	Incyte Corp. (a)	75,502
2,441	Moderna, Inc. (a)	185,418
774	Regeneron Pharmaceuticals, Inc. (a)	603,635
1,096	Seagen, Inc. (a)	233,240
1,933	Vertex Pharmaceuticals, Inc. (a)	699,958
		5,926,048
Broadcasting - 0.0% (d)
2,218	Fox Corp. - Class A	67,405
1,000	Fox Corp. - Class B	27,910
		95,315
Broadline Retail - 3.7%
68,052	Amazon.com, Inc. (a)	9,057,041
8,098	Coupang, Inc. (a)	137,666
4,200	eBay, Inc.	164,766
334	MercadoLibre, Inc. (a)	414,407
		9,773,880
Building Products - 0.4%
917	Builders FirstSource, Inc. (a)	99,513
355	Carlisle Cos., Inc.	90,202
6,200	Carrier Global Corp.	295,492
5,200	Johnson Controls International PLC ADR (b)	254,904
222	Lennox International, Inc.	82,260
1,720	Trane Technologies PLC ADR (b)	327,333
		1,149,704
Cable & Satellite - 0.6%
744	Charter Communications, Inc. - Class A (a)	299,683
30,945	Comcast Corp. - Class A	1,277,719
5,013	Sirius XM Holdings, Inc.	21,456
		1,598,858
Cargo Ground Transportation - 0.1%
600	JB Hunt Transport Services, Inc.	103,122
700	Old Dominion Freight Line, Inc.	263,662
		366,784
Casinos & Gaming - 0.1%
3,105	DraftKings, Inc. - Class A (a)	85,760
2,400	Las Vegas Sands Corp.	113,904
2,234	MGM Resorts International	78,011
		277,675

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Commercial & Residential Mortgage Finance - 0.0% (d)
800	Rocket Cos., Inc. - Class A (a)	5,912
Commodity Chemicals - 0.2%
5,217	Dow, Inc.	252,190
2,029	LyondellBasell Industries N.V. - Class A ADR (b)	183,097
		435,287
Communications Equipment - 0.9%
1,800	Arista Networks, Inc. (a)	360,666
30,946	Cisco Systems, Inc.	1,613,215
1,248	Motorola Solutions, Inc.	347,518
		2,321,399
Computer & Electronics Retail - 0.0% (d)
1,427	Best Buy Co., Inc.	95,352
Construction & Engineering - 0.1%
1,067	Quanta Services, Inc.	178,317
Construction Machinery & Heavy Transportation Equipment - 0.6%
3,833	Caterpillar, Inc.	866,450
1,055	Cummins, Inc.	228,197
3,843	PACCAR, Inc.	317,163
1,319	Westinghouse Air Brake Technologies Corp.	139,840
		1,551,650
Construction Materials - 0.1%
455	Martin Marietta Materials, Inc.	186,068
1,000	Vulcan Materials Co.	196,490
		382,558
Consumer Electronics - 0.0% (d)
1,200	Garmin Ltd. ADR (b)	123,036
Consumer Finance - 0.4%
4,426	American Express Co.	646,329
2,800	Capital One Financial Corp.	283,612
1,889	Discover Financial Services	155,049
3,203	Synchrony Financial	89,844
		1,174,834
Consumer Staples Merchandise Retail - 1.6%
3,348	Costco Wholesale Corp.	1,849,569
1,619	Dollar General Corp.	192,726
1,537	Dollar Tree, Inc. (a)	170,745
3,571	Target Corp.	395,631
10,760	Walmart, Inc.	1,758,292
		4,366,963

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Copper - 0.1%
10,600	Freeport-McMoRan, Inc.	358,068
610	Southern Copper Corp.	43,249
		401,317
Data Processing & Outsourced Services - 0.1%
945	Broadridge Financial Solutions, Inc.	161,255
1,600	SS&C Technologies Holdings, Inc.	80,400
		241,655
Distillers & Vintners - 0.1%
2,200	Brown-Forman Corp. - Class B	123,552
1,158	Constellation Brands, Inc. - Class A	271,146
		394,698
Distributors - 0.1%
1,000	Genuine Parts Co.	128,860
282	Pool Corp.	89,047
		217,907
Diversified Banks - 2.6%
52,052	Bank of America Corp.	1,371,050
14,206	Citigroup, Inc.	560,995
5,000	Fifth Third Bancorp	118,550
81	First Citizens BancShares, Inc. - Class A	111,840
21,924	JPMorgan Chase & Co.	3,048,751
3,000	PNC Financial Services Group, Inc.	343,410
11,054	U.S. Bancorp	352,402
28,024	Wells Fargo & Co.	1,114,514
		7,021,512
Diversified Financial Services - 0.1%
3,089	Apollo Global Management, Inc.	239,212
Diversified Support Services - 0.2%
676	Cintas Corp.	342,813
6,340	Copart, Inc. (a)	275,917
		618,730
Drug Retail - 0.0% (d)
5,200	Walgreens Boots Alliance, Inc.	109,616
Electric Utilities - 1.6%
1,800	Alliant Energy Corp.	87,822
3,944	American Electric Power Co., Inc.	297,930
446	Avangrid, Inc.	13,322
2,400	Constellation Energy Corp.	271,008
5,800	Duke Energy Corp.	515,562
2,800	Edison International	176,568
1,507	Entergy Corp.	144,054
1,624	Evergy, Inc.	79,803
2,600	Eversource Energy	139,854

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Electric Utilities - 1.6% (cont’d)
7,453	Exelon Corp.	290,220
4,000	FirstEnergy Corp.	142,400
15,464	NextEra Energy, Inc.	901,551
17,521	PG&E Corp. (a)	285,592
5,400	PPL Corp.	132,678
8,268	Southern Co.	556,436
4,000	Xcel Energy, Inc.	237,080
		4,271,880
Electrical Components & Equipment - 0.6%
1,709	AMETEK, Inc.	240,576
3,000	Eaton Corp. PLC ADR (b)	623,730
4,271	Emerson Electric Co.	379,991
371	Hubbell, Inc.	100,207
861	Rockwell Automation, Inc.	226,279
		1,570,783
Electronic Components - 0.2%
4,400	Amphenol Corp. - Class A	354,420
5,754	Corning, Inc.	153,977
		508,397
Electronic Equipment & Instruments - 0.2%
1,318	Keysight Technologies, Inc. (a)	160,862
328	Teledyne Technologies, Inc. (a)	122,865
2,390	Trimble, Inc. (a)	112,641
400	Zebra Technologies Corp. - Class A (a)	83,772
		480,140
Electronic Manufacturing Services - 0.1%
887	Jabil, Inc.	108,924
2,400	TE Connectivity Ltd. ADR (b)	282,840
		391,764
Environmental & Facilities Services - 0.3%
1,600	Republic Services, Inc.	237,584
1,800	Rollins, Inc.	67,698
1,697	Veralto Corp. (a)	117,093
3,031	Waste Management, Inc.	498,084
		920,459
Fertilizers & Agricultural Chemicals - 0.2%
1,423	CF Industries Holdings, Inc.	113,527
5,400	Corteva, Inc.	259,956
859	FMC Corp.	45,699
2,600	Mosaic Co.	84,448
		503,630

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Financial Exchanges & Data - 1.1%
2,681	CME Group, Inc.	572,286
1,094	Coinbase Global, Inc. - Class A (a)	84,369
274	FactSet Research Systems, Inc.	118,338
4,200	Intercontinental Exchange, Inc.	451,248
1,200	Moody's Corp.	369,600
631	MSCI, Inc.	297,548
2,600	Nasdaq, Inc.	128,960
2,411	S&P Global, Inc.	842,186
800	Tradeweb Markets, Inc. - Class A	72,008
		2,936,543
Food Distributors - 0.1%
3,800	Sysco Corp.	252,662
Food Retail - 0.1%
3,009	Albertsons Cos., Inc. - Class A	65,295
5,272	Kroger Co.	239,191
		304,486
Footwear - 0.4%
9,428	NIKE, Inc. - Class B	968,916
Gas Utilities - 0.0% (d)
1,107	Atmos Energy Corp.	119,180
Gold - 0.1%
6,316	Newmont Corp.	236,661
Health Care Distributors - 0.3%
1,840	Cardinal Health, Inc.	167,440
1,233	Cencora, Inc.	228,290
1,015	McKesson Corp.	462,190
		857,920
Health Care Equipment - 2.3%
13,103	Abbott Laboratories	1,238,889
3,800	Baxter International, Inc.	123,234
2,153	Becton Dickinson & Co.	544,235
10,933	Boston Scientific Corp. (a)	559,660
3,039	Dexcom, Inc. (a)	269,954
4,600	Edwards Lifesciences Corp. (a)	293,112
2,838	GE HealthCare Technologies, Inc.	188,926
1,800	Hologic, Inc. (a)	119,106
615	IDEXX Laboratories, Inc. (a)	245,674
503	Insulet Corp. (a)	66,683
2,621	Intuitive Surgical, Inc. (a)	687,278
9,966	Medtronic PLC ADR (b)	703,201
1,053	ResMed, Inc.	148,705

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Health Care Equipment - 2.3% (cont’d)
722	STERIS PLC ADR (b)	151,606
2,353	Stryker Corp.	635,828
331	Teleflex, Inc.	61,152
1,600	Zimmer Biomet Holdings, Inc.	167,056
		6,204,299
Health Care Facilities - 0.1%
1,532	HCA Healthcare, Inc.	346,446
Health Care Services - 0.6%
2,232	Cigna Group	690,134
9,619	CVS Health Corp.	663,807
655	Laboratory Corp. of America Holdings	130,823
818	Quest Diagnostics, Inc.	106,422
		1,591,186
Health Care Supplies - 0.1%
518	Align Technology, Inc. (a)	95,618
348	Cooper Cos., Inc.	108,489
		204,107
Home Improvement Retail - 1.1%
7,613	Home Depot, Inc.	2,167,345
4,373	Lowe's Cos., Inc.	833,363
		3,000,708
Homebuilding - 0.3%
2,422	D.R. Horton, Inc.	252,857
1,800	Lennar Corp. - Class A	192,024
39	Lennar Corp. - Class B	3,846
24	NVR, Inc. (a)	129,903
1,530	PulteGroup, Inc.	112,592
		691,222
Hotels, Resorts & Cruise Lines - 0.8%
3,011	Airbnb, Inc. - Class A (a)	356,171
276	Booking Holdings, Inc. (a)	769,919
7,044	Carnival Corp. ADR (a)(b)	80,724
1,038	Expedia Group, Inc. (a)	98,911
2,000	Hilton Worldwide Holdings, Inc.	303,060
2,033	Marriott International, Inc. - Class A	383,342
1,633	Royal Caribbean Cruises Ltd. ADR (a)(b)	138,364
		2,130,491
Household Products - 1.4%
1,800	Church & Dwight Co., Inc.	163,692
913	Clorox Co.	107,460
6,200	Colgate-Palmolive Co.	465,744

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Household Products - 1.4% (cont’d)
2,512	Kimberly-Clark Corp.	300,536
17,840	Procter & Gamble Co.	2,676,535
		3,713,967
Human Resource & Employment Services - 0.4%
3,089	Automatic Data Processing, Inc.	674,082
2,400	Paychex, Inc.	266,520
433	Paycom Software, Inc.	106,072
		1,046,674
Independent Power Producers & Energy Traders - 0.0% (d)
7,110	AES Corp.	105,939
Industrial Conglomerates - 0.8%
4,406	3M Co.	400,726
8,255	General Electric Co.	896,740
5,000	Honeywell International, Inc.	916,300
		2,213,766
Industrial Gases - 0.7%
1,620	Air Products and Chemicals, Inc.	457,553
3,694	Linde PLC ADR (b)	1,411,699
		1,869,252
Industrial Machinery & Supplies & Components - 0.8%
1,018	Dover Corp.	132,289
2,600	Fortive Corp.	$169,728
543	IDEX Corp.	103,936
2,250	Illinois Tool Works, Inc.	504,270
3,000	Ingersoll Rand, Inc.	182,040
358	Nordson Corp.	76,107
3,091	Otis Worldwide Corp.	238,656
976	Parker-Hannifin Corp.	360,056
1,121	Stanley Black & Decker, Inc.	95,341
1,766	Xylem, Inc.	165,192
		2,027,615
Insurance Brokers - 0.7%
1,551	Aon PLC - Class A ADR (b)	479,879
1,600	Arthur J. Gallagher & Co.	376,784
1,800	Brown & Brown, Inc.	124,956
3,724	Marsh & McLennan Cos., Inc.	706,257
800	Willis Towers Watson PLC ADR (b)	188,712
		1,876,588
Integrated Oil & Gas - 2.0%
13,084	Chevron Corp.	1,906,731
30,619	Exxon Mobil Corp.	3,241,021

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
5,262	Occidental Petroleum Corp.	325,244
		5,472,996
Integrated Telecommunication Services - 0.7%
53,504	AT&T, Inc.	823,962
32,117	Verizon Communications, Inc.	1,128,270
		1,952,232
Interactive Home Entertainment - 0.2%
2,147	Electronic Arts, Inc.	265,777
2,659	Roblox Corp. - Class A (a)	84,583
1,251	Take-Two Interactive Software, Inc. (a)	167,321
		517,681
Interactive Media & Services - 5.8%
38,578	Alphabet, Inc. - Class C (a)	$4,833,823
44,829	Alphabet, Inc. - Class A (a)	5,562,382
16,613	Meta Platforms, Inc. - Class A (a)	5,004,999
4,200	Pinterest, Inc. - Class A (a)	125,496
7,600	Snap, Inc. - Class A (a)	76,076
		15,602,776
Internet Services & Infrastructure - 0.3%
1,200	Akamai Technologies, Inc. (a)	123,996
2,021	Cloudflare, Inc. - Class A (a)	114,570
495	MongoDB, Inc. (a)	170,572
1,037	Okta, Inc. (a)	69,904
2,048	Snowflake, Inc. - Class A (a)	297,226
685	VeriSign, Inc. (a)	136,767
		913,035
Investment Banking & Brokerage - 0.9%
10,467	Charles Schwab Corp.	544,703
2,492	Goldman Sachs Group, Inc.	756,596
636	Interactive Brokers Group, Inc. - Class A	50,925
600	LPL Financial Holdings, Inc.	134,712
9,675	Morgan Stanley	685,183
1,400	Raymond James Financial, Inc.	133,616
		2,305,735
IT Consulting & Other Services - 1.1%
5,010	Accenture PLC - Class A ADR (b)	1,488,421
859	Amdocs Ltd. ADR (b)	68,857
3,800	Cognizant Technology Solutions Corp. - Class A	244,986
400	EPAM Systems, Inc. (a)	87,028
550	Gartner, Inc. (a)	182,622
6,808	International Business Machines Corp.	984,709
		3,056,623
Life & Health Insurance - 0.4%
4,204	Aflac, Inc.	328,374

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
4,854	MetLife, Inc.	291,289
1,800	Principal Financial Group, Inc.	121,824
2,800	Prudential Financial, Inc.	256,032
		997,519
Life Sciences Tools & Services - 1.3%
2,200	Agilent Technologies, Inc.	227,414
4,600	Avantor, Inc. (a)	80,178
135	Bio-Rad Laboratories, Inc. - Class A (a)	37,163
5,123	Danaher Corp.	983,718
1,200	Illumina, Inc. (a)	131,304
1,497	IQVIA Holdings, Inc. (a)	270,703
140	Mettler-Toledo International, Inc. (a)	$137,928
919	Revvity, Inc.	76,139
2,926	Thermo Fisher Scientific, Inc.	1,301,397
414	Waters Corp. (a)	98,751
533	West Pharmaceutical Services, Inc.	169,649
		3,514,344
Managed Health Care - 2.1%
4,200	Centene Corp. (a)	289,716
1,821	Elevance Health, Inc.	819,614
959	Humana, Inc.	502,219
408	Molina Healthcare, Inc. (a)	135,843
7,020	UnitedHealth Group, Inc.	3,759,631
		5,507,023
Metal, Glass & Plastic Containers - 0.0% (d)
2,400	Ball Corp.	115,560
Movies & Entertainment - 1.1%
556	Endeavor Group Holdings, Inc. - Class A	12,655
1,085	Live Nation Entertainment, Inc. (a)	86,822
3,258	Netflix, Inc. (a)	1,341,286
1,007	Spotify Technology S.A. ADR (a)(b)	165,913
13,676	Walt Disney Co. (a)	1,115,824
16,400	Warner Bros Discovery, Inc. (a)	163,016
822	Warner Music Group Corp. - Class A	25,729
		2,911,245
Multi-line Insurance - 0.2%
5,457	American International Group, Inc.	334,569
2,400	Hartford Financial Services Group, Inc.	176,280
		510,849
Multi-Sector Holdings - 1.2%
9,755	Berkshire Hathaway, Inc. - Class B (a)	3,329,674

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Multi-Utilities - 0.7%
2,000	Ameren Corp.	151,420
4,600	CenterPoint Energy, Inc.	123,648
2,200	CMS Energy Corp.	119,548
2,600	Consolidated Edison, Inc.	228,254
6,206	Dominion Energy, Inc.	250,226
1,520	DTE Energy Co.	146,498
3,726	Public Service Enterprise Group, Inc.	229,708
4,700	Sempra	329,141
2,400	WEC Energy Group, Inc.	195,336
		1,773,779
Oil & Gas Equipment & Services - 0.4%
7,603	Baker Hughes Co.	261,695
6,698	Halliburton Co.	263,499
11,161	Schlumberger N.V. ADR (b)	621,221
		1,146,415
Oil & Gas Exploration & Production - 1.2%
9,075	ConocoPhillips	1,078,110
5,800	Coterra Energy, Inc.	159,500
4,800	Devon Energy Corp.	223,536
1,234	Diamondback Energy, Inc.	197,835
4,357	EOG Resources, Inc.	550,071
2,677	EQT Corp.	113,451
2,032	Hess Corp.	293,421
4,654	Marathon Oil Corp.	127,101
1,728	Pioneer Natural Resources Co.	412,992
		3,156,017
Oil & Gas Refining & Marketing - 0.5%
3,163	Marathon Petroleum Corp.	478,404
3,438	Phillips 66	392,173
2,926	Valero Energy Corp.	371,602
		1,242,179
Oil & Gas Storage & Transportation - 0.5%
1,806	Cheniere Energy, Inc.	300,555
14,800	Kinder Morgan, Inc.	239,760
3,331	ONEOK, Inc.	217,181
1,625	Targa Resources Corp.	135,866
9,000	Williams Cos., Inc.	309,600
		1,202,962

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Other Specialty Retail - 0.1%
2,311	Chewy, Inc. - Class A (a)	44,672
426	Dick's Sporting Goods, Inc.	45,561
800	Tractor Supply Co.	154,048
340	Ulta Beauty, Inc. (a)	129,645
		373,926
Packaged Foods & Meats - 0.7%
1,423	Campbell Soup Co.	57,503
3,600	Conagra Brands, Inc.	98,496
4,400	General Mills, Inc.	287,056
1,090	Hershey Co.	204,212
2,200	Hormel Foods Corp.	71,610
697	J M Smucker Co.	79,346
2,000	Kellanova	100,940
5,800	Kraft Heinz Co.	182,468
2,049	McCormick & Co., Inc.	130,931
10,200	Mondelez International, Inc. - Class A	$675,342
2,200	Tyson Foods, Inc. - Class A	101,970
494	WK Kellogg Co. (a)	4,950
		1,994,824
Paper & Plastic Packaging Products & Materials - 0.1%
11,200	Amcor PLC ADR (b)	99,568
568	Avery Dennison Corp.	98,872
		198,440
Passenger Airlines - 0.1%
4,800	Delta Air Lines, Inc.	150,000
4,400	Southwest Airlines Co.	97,812
2,400	United Airlines Holdings, Inc. (a)	84,024
		331,836
Passenger Ground Transportation - 0.2%
14,897	Uber Technologies, Inc. (a)	644,742
Personal Care Products - 0.1%
1,600	Estee Lauder Cos., Inc. - Class A	206,192
1,466	Kenvue, Inc.	27,268
		233,460
Pharmaceuticals - 4.2%
15,800	Bristol-Myers Squibb Co.	814,174
6,377	Eli Lilly & Co.	3,532,412
19,722	Johnson & Johnson	2,925,561
19,245	Merck & Co., Inc.	1,976,461
42,936	Pfizer, Inc.	1,312,124
2,642	Royalty Pharma PLC - Class A ADR (b)	70,991

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Pharmaceuticals - 4.2% (cont’d)
9,000	Viatris, Inc.	80,100
3,531	Zoetis, Inc.	554,367
		11,266,190
Property & Casualty Insurance - 1.0%
2,000	Allstate Corp.	256,260
2,671	Arch Capital Group Ltd. ADR (a)(b)	231,522
3,167	Chubb Ltd. ADR (b)	679,702
1,200	Cincinnati Financial Corp.	119,604
1,428	Loews Corp.	91,406
101	Markel Group, Inc. (a)	148,523
4,400	Progressive Corp.	695,596
1,712	Travelers Cos., Inc.	286,657
1,699	W.R. Berkley Corp.	114,547
		2,623,817
Rail Transportation - 0.6%
15,231	CSX Corp.	454,645
1,692	Norfolk Southern Corp.	322,817
4,600	Union Pacific Corp.	955,006
		1,732,468
Real Estate Services - 0.1%
2,227	CBRE Group, Inc. - Class A (a)	154,420
3,226	CoStar Group, Inc. (a)	236,821
		391,241
Regional Banks - 0.3%
3,600	Citizens Financial Group, Inc.	84,348
10,400	Huntington Bancshares, Inc.	100,360
1,226	M&T Bank Corp.	138,232
6,800	Regions Financial Corp.	98,804
9,800	Truist Financial Corp.	277,928
		699,672
Reinsurance - 0.0% (d)
305	Everest Group Ltd. ADR (b)	120,664
Research & Consulting Services - 0.2%
869	Equifax, Inc.	147,356
922	Jacobs Solutions, Inc.	122,903
1,400	TransUnion	61,432
1,072	Verisk Analytics, Inc.	243,730
		575,421
Restaurants - 1.2%
204	Chipotle Mexican Grill, Inc. (a)	396,209
890	Darden Restaurants, Inc.	129,522
1,952	DoorDash, Inc. - Class A (a)	146,302
5,539	McDonald's Corp.	1,452,160

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Restaurants - 1.2% (cont’d)
8,400	Starbucks Corp.	774,816
2,214	Yum! Brands, Inc.	267,584
		3,166,593
Semiconductor Materials & Equipment - 0.8%
6,281	Applied Materials, Inc.	831,290
1,000	Enphase Energy, Inc. (a)	79,580
1,054	KLA Corp.	495,064
1,000	Lam Research Corp.	588,220
400	SolarEdge Technologies, Inc. (a)	30,380
1,200	Teradyne, Inc.	99,924
		2,124,458
Semiconductors - 6.1%
12,000	Advanced Micro Devices, Inc. (a)	1,182,000
3,800	Analog Devices, Inc.	597,854
3,060	Broadcom, Inc.	2,574,592
740	First Solar, Inc. (a)	105,413
442	GlobalFoundries, Inc. ADR (a)(b)(c)	21,932
31,518	Intel Corp.	$1,150,407
6,428	Marvell Technology, Inc.	303,530
4,000	Microchip Technology, Inc.	285,160
8,200	Micron Technology, Inc.	548,334
325	Monolithic Power Systems, Inc.	143,566
17,887	NVIDIA Corp.	7,294,318
3,390	ON Semiconductor Corp. (a)	212,350
8,528	Qualcomm, Inc.	929,467
1,200	Skyworks Solutions, Inc.	104,088
6,800	Texas Instruments, Inc.	965,668
		16,418,679
Soft Drinks & Non-alcoholic Beverages - 1.4%
29,224	Coca-Cola Co.	1,650,864
6,804	Keurig Dr. Pepper, Inc.	206,365
3,813	Monster Beverage Corp. (a)	194,844
10,413	PepsiCo, Inc.	1,700,235
		3,752,308
Specialty Chemicals - 0.6%
867	Albemarle Corp.	109,918
807	Celanese Corp.	92,410
3,089	DuPont de Nemours, Inc.	225,126
1,882	Ecolab, Inc.	315,687
2,310	International Flavors & Fragrances, Inc.	157,889
1,800	PPG Industries, Inc.	220,986

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Specialty Chemicals - 0.6% (cont’d)
1,800	Sherwin-Williams Co.	428,778
		1,550,794
Steel - 0.2%
2,061	Nucor Corp.	304,595
1,214	Steel Dynamics, Inc.	129,303
		433,898
Systems Software - 8.3%
1,706	Crowdstrike Holdings, Inc. - Class A (a)	301,570
5,000	Fortinet, Inc. (a)	285,850
55,301	Microsoft Corp.	18,697,821
11,698	Oracle Corp.	1,209,573
2,329	Palo Alto Networks, Inc. (a)	565,994
1,508	ServiceNow, Inc. (a)	877,430
1,617	VMware, Inc. - Class A (a)	235,516
690	Zscaler, Inc. (a)	109,496
		22,283,250
Technology Distributors - 0.1%
1,000	CDW Corp.	200,400
Technology Hardware, Storage & Peripherals - 7.4%
111,632	Apple, Inc.	$19,063,397
1,800	Dell Technologies, Inc. - Class C	120,438
9,600	Hewlett Packard Enterprise Co.	147,648
7,600	HP, Inc.	200,108
1,600	NetApp, Inc.	116,448
1,400	Seagate Technology Holdings PLC ADR (b)	95,550
2,238	Western Digital Corp. (a)	89,856
		19,833,445
Tobacco - 0.6%
13,401	Altria Group, Inc.	538,318
11,621	Philip Morris International, Inc.	1,036,128
		1,574,446
Trading Companies & Distributors - 0.4%
4,702	Fastenal Co.	274,315
1,479	Ferguson PLC ADR (b)	222,146
490	United Rentals, Inc.	199,072
334	W.W. Grainger, Inc.	243,763
		939,296
Transaction & Payment Processing Services - 2.6%
4,056	Block, Inc. (a)	163,254
4,400	Fidelity National Information Services, Inc.	216,084
4,641	Fiserv, Inc. (a)	527,914

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Transaction & Payment Processing Services - 2.6% (cont’d)
502	FleetCor Technologies, Inc. (a)	113,035
2,000	Global Payments, Inc.	212,440
6,361	Mastercard, Inc. - Class A	2,393,962
8,435	PayPal Holdings, Inc. (a)	436,933
12,248	Visa, Inc. - Class A	2,879,505
		6,943,127
Water Utilities - 0.1%
1,492	American Water Works Co., Inc.	175,534
Wireless Telecommunication Services - 0.2%
4,129	T-Mobile US, Inc. (a)	593,998
	TOTAL COMMON STOCKS (Cost $255,540,447)	261,585,873

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Data Center - 0.3%
2,161	Digital Realty Trust, Inc.	268,742
709	Equinix, Inc.	517,315
		786,057
Diversified - 0.0% (d)
1,457	W.P. Carey, Inc.	78,168
Health Care - 0.2%
4,000	Healthpeak Properties, Inc.	62,200
3,000	Ventas, Inc.	127,380
3,649	Welltower, Inc.	305,093
		494,673
Industrial - 0.3%
7,046	Prologis, Inc.	709,885
Multi-Family Residential - 0.3%
1,054	AvalonBay Communities, Inc.	174,690
800	Camden Property Trust	67,904
2,800	Equity Residential	154,924
468	Essex Property Trust, Inc.	100,115
911	Mid-America Apartment Communities, Inc.	107,635
2,400	UDR, Inc.	76,344
		681,612
Office - 0.0% (d)
1,307	Alexandria Real Estate Equities, Inc.	121,721
Other Specialized - 0.1%
7,523	VICI Properties, Inc.	209,892

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

Shares		Value
Retail - 0.2%
5,045	Realty Income Corp.	239,032
2,400	Simon Property Group, Inc.	263,736
		502,768
Self-Storage - 0.2%
1,541	Extra Space Storage, Inc.	159,632
1,159	Public Storage	276,665
		436,297
Single-Family Residential - 0.1%
4,288	Invitation Homes, Inc.	127,311
901	Sun Communities, Inc.	100,227
		227,538
Telecom Tower - 0.4%
3,492	American Tower Corp.	622,239
3,200	Crown Castle, Inc.	297,536
800	SBA Communications Corp.	166,904
		1,086,679
Timber - 0.1%
5,600	Weyerhaeuser Co.	160,664
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,284,540)	5,495,954

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (d)
64,023	First American Government Obligations Fund - Class X, 5.27% (e)	64,023
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $64,023)	64,023

MONEY MARKET FUNDS - 0.3%
828,524	First American Government Obligations Fund - Class X, 5.27% (e)	828,524
	TOTAL MONEY MARKET FUNDS (Cost $828,524)	828,524

	TOTAL INVESTMENTS (Cost $262,717,534) - 99.9%	$267,974,374
	Other Assets in Excess of Liabilities - 0.1%	155,719
	TOTAL NET ASSETS - 100.0%	$268,130,093

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) This security or a portion of this security was out on loan as of October 31, 2023. Total loaned securities had a market value of $63,451 as of October 31, 2023.
(d) Represents less than 0.05% of net assets.

Strive 500 ETF
Schedule of Investments (Continued)
October 31, 2023 (Unaudited)

(e) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Strive 500 ETF did hold securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$261,585,873	$ -	$-	$261,585,873
Real Estate Investment Trusts	54,95,954	-	-	54,95,954
Investments Purchased with Proceeds from Securities Lending	64,023	-	-	64,023
Money Market Funds	8,28,524	-	-	8,28,524
Total Investments in Securities	$267,974,374	$ -	$-	$267,974,374
* For further detail on each asset class, see the Schedule of Investments
During the fiscal period ended October 31, 2023, the Strive 500 ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.